SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments
The following tables summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$30,873	$6,046	$15,180	$—	$52,099
Other revenues	1,537	1,411	21	—	2,969
Total revenues	$32,410	$7,457	$15,201	$—	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	1,155	1,406	16	—	2,577
Total revenues	$34,786	$7,524	$15,075	$—	$57,385

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	1,041	579	21	—	1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,261	$2,916	$4,458	$—	$16,635	$38,433	$55,068
Direct operating costs (2)	(8,246)	(2,087)	(3,532)	(16)	(13,881)	(32,548)	(46,429)
General and administrative expenses	(176)	(159)	(134)	(101)	(570)	(968)	(1,538)
Gain (loss) on acquisitions /dispositions, net (3)	155	1,717	42	—	1,914	2,390	4,304
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	21	—	106	—	127	267	394
Other income (expense), net (5)	—	16	3	—	19	32	51
Interest income (expense), net	(295)	(406)	(393)	(145)	(1,239)	(2,357)	(3,596)
Current income tax (expense) recovery	(127)	(36)	(98)	10	(251)	(524)	(775)
Preferred equity distributions	—	—	—	(83)	(83)	83	—
Equity accounted Adjusted EFO (6)	43	109	40	—	192	150	342
Adjusted EFO	636	2,070	492	(335)	2,863
Depreciation and amortization expense (2)(7)					(1,165)	(2,427)	(3,592)
Impairment reversal (expense), net					(268)	(563)	(831)
Gain (loss) on acquisitions / dispositions, net (3)					150	232	382
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(127)	(267)	(394)
Other income (expense), net (5)					(238)	9	(229)
Deferred income tax (expense) recovery					338	492	830
Non-cash items attributable to equity accounted investments(6)					(148)	(62)	(210)
Net income (loss)					$1,405	$2,372	$3,777
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $50,021 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $4,686 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $1,914 million represents the partnership’s economic ownership interest in gains of $1,711 million from the disposition of the partnership’s nuclear technology services operation, $67 million from the disposition of the partnership’s residential property management operation, $57 million from the partial disposition of the partnership’s technology services operation,
$41 million from the disposition of the partnership’s automotive aftermarket parts remanufacturing operation, and $38 million related to other asset sales completed during the period. See Note 8 for further information.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $127 million represents the partnership's economic ownership interest in gains of $114 million related to the disposition of public securities, $15 million related to the sale of secured debentures, $9 million related to the partial disposition of graphite electrode operations and $11 million of realized losses related to the disposition of a financial asset at the partnership’s advanced energy storage operation.
(5)The sum of these amounts equates to other income (expense), net of $(178) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(238) million includes a $247 million loss recognized on the derecognition and subsequent fair value measurement of graphite electrode operations, $161 million of net gains on debt extinguishment/modification, $69 million of business separation expenses, stand-up costs and restructuring charges, $53 million of transaction costs, $14 million of net unrealized revaluation gains, and $44 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $132 million as per the consolidated statements of operating results.
(7)For the year ended December 31, 2023, depreciation and amortization expense by segment is as follows: business services $1,045 million, infrastructure services $1,174 million, industrials $1,373 million and corporate and other $nil.

	Year ended December 31, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,562	$2,968	$4,591	$—	$17,121	$40,264	$57,385
Direct operating costs (2)	(8,830)	(2,089)	(3,666)	(28)	(14,613)	(35,274)	(49,887)
General and administrative expenses	(142)	(146)	(135)	(110)	(533)	(827)	(1,360)
Gain (loss) on acquisitions /dispositions, net (3)	9	—	7	—	16	12	28
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	19	—	33	—	52	61	113
Other income (expense), net (5)	2	2	2	—	6	19	25
Interest income (expense), net	(155)	(288)	(335)	(71)	(849)	(1,689)	(2,538)
Current income tax (expense) recovery (6)	(80)	(19)	(92)	58	(133)	(312)	(445)
Preferred equity distributions	—	—	—	(27)	(27)	27	—
Equity accounted Adjusted EFO (7)	42	85	68	—	195	119	314
Adjusted EFO	427	513	473	(178)	1,235
Depreciation and amortization expense (2)(8)					(1,051)	(2,172)	(3,223)
Impairment reversal (expense), net					34	(25)	9
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(52)	(61)	(113)
Current income tax (expense) recovery (6)					(4)	(9)	(13)
Other income (expense), net (5)					(258)	(425)	(683)
Deferred income tax (expense) recovery					306	471	777
Non-cash items attributable to equity accounted investments(7)					(112)	(37)	(149)
Net income (loss)					$98	$142	$240
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $53,110 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $28 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $16 million represents the partnership’s economic ownership interest in gains on dispositions of $9 million related to the sale of the partnership’s digital cloud services and $7 million related to the partial disposition of public securities.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $52 million represents the partnership’s economic ownership interest in gains on dispositions of which $33 million related to the partial disposition of public securities and $19 million related to the disposition of a financial asset measured at FVOCI.
(5)The sum of these amounts equates to other income (expense), net of $(658) million as per the consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $6 million includes $15 million of net gains on the sale of property, plant and equipment and $9 million of realized net revaluation losses. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(258) million includes $76 million of net unrealized revaluation losses, $108 million of business separation expenses, stand-up costs and restructuring charges, $68 million of transaction costs and $6 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(458) million as per the consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $165 million as per the consolidated statements of operating results.
(8)For the year ended December 31, 2022, depreciation and amortization expense by segment is as follows: business services $684 million, infrastructure services $1,220 million, industrials $1,319 million and corporate and other $nil.

	Year ended December 31, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,060	$1,928	$3,438	$—	$14,426	$32,161	$46,587
Direct operating costs (2)	(8,383)	(1,370)	(2,722)	(19)	(12,494)	(28,374)	(40,868)
General and administrative expenses	(146)	(68)	(88)	(107)	(409)	(603)	(1,012)
Gain (loss) on acquisitions /dispositions, net (3)	—	—	158	—	158	740	898
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	—	—	414	—	414	—	414
Other income (expense), net (5)	24	(4)	12	—	32	29	61
Interest income (expense), net	(69)	(152)	(236)	(20)	(477)	(991)	(1,468)
Current income tax (expense) recovery (6)	(111)	(4)	(159)	47	(227)	(318)	(545)
Equity accounted Adjusted EFO (7)	22	66	62	—	150	112	262
Adjusted EFO	397	396	879	(99)	1,573
Depreciation and amortization expense (2)(8)					(780)	(1,503)	(2,283)
Impairment reversal (expense), net					(160)	(280)	(440)
Gain (loss) on acquisitions /dispositions, net (3)					474	451	925
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(414)	—	(414)
Current income tax (expense) recovery (6)					9	—	9
Other income (expense), net (5)					(42)	(53)	(95)
Deferred income tax (expense) recovery					132	239	371
Non-cash items attributable to equity accounted investments (7)					(149)	(100)	(249)
Net income (loss)					$643	$1,510	$2,153
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $43,151 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $1,823 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $158 million represents the partnership’s economic ownership interest in gains (losses) of $141 million related to the disposition of the partnership’s graphite electrode operation, $14 million related to the partial disposition of public securities and other gains of $3 million.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $414 million represents the partnership’s economic ownership interest in gains on dispositions of which $245 million related to the disposition of the partnership’s graphite electrode operation and $169 million related to the partial disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $(34) million as per the consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $32 million includes $4 million of realized net revaluation losses and $36 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(42) million includes $79 million of unrealized net revaluation gains, $52 million of business separation expenses, stand-up costs and restructuring charges, $24 million of transaction costs, $14 million of net loss on debt extinguishment/modification and $31 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(536) million as per the consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $13 million as per the consolidated statements of operating results.
(8)For the year ended December 31, 2021, depreciation and amortization expense by segment is as follows: business services $465 million, infrastructure services $705 million, industrials $1,113 million and corporate and other $nil.
The following table summarizes the partnership’s total assets by reportable operating segment as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Total assets
Business services	$38,066	$37,939
Infrastructure services	17,180	22,606
Industrials	26,822	28,112
Corporate and other	317	593
Total	$82,385	$89,250

Disclosure of revenues and non-current assets by geographical areas
The following table summarizes the partnership’s total revenues by geography for the years ended December 31, 2023, 2022 and 2021:

(US$ MILLIONS)	2023	2022	2021
United Kingdom	$19,524	$21,921	$18,827
United States	11,676	10,297	6,715
Europe	8,017	8,742	7,107
Australia	4,962	4,950	4,529
Canada	3,954	4,805	3,916
Brazil	2,838	2,558	1,711
Mexico	1,202	941	813
Other	2,895	3,171	2,969
Total revenues	$55,068	$57,385	$46,587
The following tables summarize the partnership’s segment revenues by geography for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,391	$577	$342	$—	$19,310
United States	2,148	3,180	6,334	—	11,662
Europe	2,073	1,558	3,482	—	7,113
Australia	4,100	224	134	—	4,458
Canada	2,347	166	606	—	3,119
Brazil	863	96	1,555	—	2,514
Mexico	—	—	1,202	—	1,202
Other	951	245	1,525	—	2,721
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$—	$52,099
Other revenues	$1,537	$1,411	$21	$—	$2,969
Total revenues	$32,410	$7,457	$15,201	$—	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$20,939	$492	$329	$—	$21,760
United States	1,233	2,754	6,300	—	10,287
Europe	2,867	1,770	3,190	—	7,827
Australia	4,323	226	137	—	4,686
Canada	3,185	165	730	—	4,080
Brazil	228	112	1,955	—	2,295
Mexico	—	—	941	—	941
Other	856	599	1,477	—	2,932
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	$1,155	$1,406	$16	$—	$2,577
Total revenues	$34,786	$7,524	$15,075	$—	$57,385

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,257	$344	$206	$—	$18,807
United States	344	1,591	4,775	—	6,710
Europe	2,495	1,257	3,007	—	6,759
Australia	4,404	11	84	—	4,499
Canada	2,436	85	554	—	3,075
Brazil	259	82	1,155	—	1,496
Mexico	—	—	813	—	813
Other	752	508	1,527	—	2,787
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	$1,041	$579	$21	$—	$1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587
The following table summarizes the partnership’s total non-current assets by geography as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
United States	$20,507	$24,205
Europe	12,620	12,563
Australia	11,595	11,257
Canada	6,560	6,849
Brazil	7,749	6,631
United Kingdom	2,824	3,799
Mexico	2,467	2,354
Other	3,178	3,298
Total non-current assets	$67,500	$70,956